Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

Note 4 ❑ Loans

The following table provides the balance of loans by portfolio segment as of December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010

Commercial:
Commercial, financial, and industrial	$8,014,927	$7,338,155
Commercial real estate
Income CRE	1,257,497	1,406,646
Residential CRE	120,913	263,878
Retail:
Consumer real estate	5,291,364	5,617,619
Permanent mortgage	787,597	1,086,859
Credit card & other	284,051	311,924
Restricted real estate loans (a)	640,778	757,491

Loans, net of unearned income	$16,397,127	$16,782,572
Allowance for loan losses	384,351	664,799

Total net loans	$16,012,776	$16,117,773

(a)	Balances as of December 31, 2011 and 2010 include $600.2 million and $701.8 million of consumer real estate loans and $40.6 million and $55.7 million of permanent mortgage loans, respectively.

Components of the Loan Portfolio

For purposes of this disclosure the loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures. A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit impaired), risk characteristics of the loan, and an entity's method for monitoring and assessing credit risk. Commercial loan portfolio segments include commercial, financial, and industrial ("C&I") and commercial real estate ("CRE"). Commercial classes within C&I include general C&I, loans to mortgage companies, and the trust preferred loans ("TRUPs")(i.e., loans to bank and insurance-related businesses) portfolio. Loans to mortgage companies includes commercial lines of credit to qualified mortgage companies exclusively for the temporary warehousing of eligible mortgage loans prior to the borrower's sale of those mortgage loans to third party investors. Commercial classes within commercial real estate include income CRE and residential CRE. Retail loan portfolio segments include consumer real estate, permanent mortgage, and the combined credit card and other portfolios. Retail classes include HELOC and real estate ("R/E") installment loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other. Restricted real estate loans include HELOCs that were previously securitized on balance sheet as well as HELOC and some permanent mortgages that were consolidated on January, 1, 2010 in conjunction with the adoption of amendments to ASC 810.

In third quarter 2011, FHN executed bulk sales of certain consumer and commercial loans, a significant majority of which were nonperforming. The largest transaction was a sale of permanent mortgages with an unpaid principal balance of approximately $188 million, or $126 million after consideration of partial charge-offs and lower of cost or market ("LOCOM") adjustments previously taken on the loans. FHN recognized a loss on sale of $29.8 million which is recognized within the loan loss provision and $40.2 million of net charge-offs associated with this sale. FHN also sold nonperforming commercial loans with unpaid principal balance of approximately $32 million and $23 million after consideration of amounts already charged off. FHN recognized a loss which is reflected in the loan loss provision of $6.0 million and $7.3 million of net charge-offs related to this commercial loan bulk sale.

Concentrations

FHN has a concentration of loans secured by residential real estate (42 percent of total loans), the majority of which is in the consumer real estate portfolio (32 percent of total loans). Additionally, on December 31, 2011,FHN had a sizeable portfolio of bank-related loans, including TRUPs totaling $0.6 billion (8 percent of the C&I portfolio, or 4 percent of total loans). While the stronger borrowers in this portfolio class have stabilized, the weaker financial institutions remain under stress due to limited availability of market liquidity and capital, and the impact from economic conditions on these borrowers.

Restrictions

On December 31, 2011, $4.9 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. Additionally, as of December 31, 2011, FHN pledged all of its held-to-maturity first and second lien mortgages and HELOCs, excluding restricted real estate loans, to secure potential borrowings from the Federal Home Loan Bank.

Allowance for Loan Losses

The ALLL includes the following components: reserves for commercial loans evaluated based on pools of credit graded loans and reserves for pools of smaller-balance homogeneous retail loans, both determined in accordance with the ASC Topic related to Contingencies ("ASC 450-20-50"). The reserve factors applied to these pools are an estimate of probable incurred losses based on management's evaluation of historical net losses from loans with similar characteristics and are subject to adjustment by management to reflect current events, trends, and conditions (including economic considerations and trends). The slow economic recovery, weak housing market, elevated unemployment levels, and both positive and negative portfolio segment-specific trends, are examples of additional factors considered by management in determining the allowance for loan losses. Also included are reserves, determined in accordance with the Receivables Topic ("ASC 310-10-45"), for loans determined by management to be individually impaired.

Commercial

For commercial loans, reserves are established using historical net loss factors by grade level, loan product, and business segment. An assessment of the quality of individual commercial loans is made utilizing credit grades assigned internally based on a dual grading system which estimates both the probability of default ("PD") and loss severity in the event of default. PD grades range from 1-16 while estimated loss severities, or loss given default ("LGD") grades range from 1-12. This credit grading system is intended to identify and measure the credit quality of the loan portfolio by analyzing the migration of loans between grading categories. It is also integral to the estimation methodology utilized in determining the allowance for loan losses since an allowance is established for pools of commercial loans based on the credit grade assigned. The appropriate relationship team performs the process of categorizing commercial loans into the appropriate credit grades, initially as a component of the approval of the loan, and subsequently throughout the life of the loan as part of the servicing regimen. The proper loan grade for larger exposures is confirmed by a senior credit officer in the approval process. To determine the most appropriate credit grade for each loan, the credit risk grading system employs scorecards for particular categories of loans that consist of a number of objective and subjective measures that are weighted in a manner that produces a rank ordering of risk within pass-graded credits. Loan grading discipline is regularly reviewed by Credit Risk Assurance to determine if the process continues to result in accurate loan grading across the portfolio.

FHN may utilize availability of guarantors/sponsors to support lending decisions during the credit underwriting process and when determining the assignment of internal loan grades. Where guarantor contributions are determined to be a source of repayment, an assessment of the guarantee is made. This guarantee assessment would include but not be limited to factors such as type and feature of the guarantee, consideration for the guarantee, key provisions of the guarantee agreement, and ability of the guarantor to be a viable secondary source of repayment. Reliance on the guarantee as a viable secondary source of repayment is a function of an analysis proving capability to pay, factoring in, among other things, liquidity and direct/indirect debt cash flows. Therefore, a proper evaluation of each guarantor is critical. FHN establishes a guarantor's ability (financial wherewithal) to support a credit based on an analysis of recent information on the guarantor's financial condition. This would generally include income and asset information from sources such as recent tax returns, credit reports, and personal financial statements. In analyzing this information FHN seeks to assess a combination of liquidity, global cash flow, cash burn rate, and contingent liabilities to demonstrate the guarantor's capacity to sustain support for the credit and fulfill the obligation. FHN also considers the volume and amount of guarantees provided for all global indebtedness and the likelihood of realization. Guarantor financial information is periodically updated throughout the life of the loan. FHN presumes a guarantor's willingness to perform until financial support becomes necessary or if there is any current or prior indication or future expectation that the guarantor may not willingly and voluntarily perform under the terms of the guarantee. In FHN's risk grading approach, it is deemed that financial support becomes necessary generally at a point when the loan would otherwise be graded substandard, reflecting a well-defined weakness. At that point, provided willingness and capacity to support are appropriately demonstrated, a strong, legally enforceable guarantee can mitigate the risk of default or loss, justify a less severe rating, and consequently reduce the level of allowance or charge-off that might otherwise be deemed appropriate. FHN establishes guarantor willingness to support the credit through documented evidence of previous and ongoing support of the credit. Previous performance under a guarantor's obligation to pay is not considered if the performance was involuntary.

Retail

The ALLL for smaller-balance homogenous retail loans is determined based on pools of similar loan types that have similar credit risk characteristics. FHN manages retail loan credit risk on a class basis. Reserves by portfolio are determined using segmented roll-rate models that incorporate various factors including historical delinquency trends, experienced loss frequencies, and experienced loss severities. Generally, reserves for retail loans reflect inherent losses in the portfolio that are expected to be recognized over the following twelve months.

Individually Impaired

Generally, classified nonaccrual commercial loans over $1 million and all commercial and consumer loans classified as troubled debt restructurings ("TDRs") are deemed to be impaired and are individually assessed for impairment measurement in accordance with ASC 310-10. For all commercial portfolio segments, commercial TDRs and other individually impaired commercial loans are measured based on the present value of expected future payments discounted at the loan's effective interest rate ("the DCF method"), observable market prices, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral less estimated costs to sell (net realizable value). For loans measured using the DCF method or by observable market prices, if the recorded investment in the impaired loan exceeds this amount, a specific allowance is established as a component of the allowance for loan and lease losses until such time as a loss is expected and recognized; however, for impaired collateral-dependent loans, FHN will charge off the full difference between the book value and the best estimate of net realizable value.

For all segments of consumer TDRs with the exception of the permanent mortgage segment, the associated allowance is determined by estimating the expected cash flows using the modified interest rate (if an interest rate concession), incorporating payoff and net charge-off rates specific to the TDRs within the portfolio segment being assessed, and discounted using the pre-modification interest rate. The discounted cash flows are then compared to the outstanding principal balance in order to determine required reserves. The reserve for consumer real estate TDRs utilizes total portfolio loss and attrition rates rather than TDR specific data. Prior to third quarter 2011, FHN removed TDRs entirely from the roll-rate model previously discussed which resulted in an increase in required TDR reserves for this portfolio segment. Currently, for the permanent mortgage segment, the base roll-rate models are run both with and without the TDRs to determine incremental reserves needed for restructured mortgage loans. Additionally, a qualitative factor representing the incremental inherent loss in such TDRs is applied to estimate the total required reserves for permanent mortgage TDRs.

The following table provides a rollforward of the allowance for loan losses by portfolio segment for 2011, 2010 and 2009:

(Dollars in thousands)	C&I	Commercial Real Estate	Consumer Real Estate	Permanent Mortgage	Credit Card and Other	Total

Balance as of January 1, 2009	$191,893	$199,925	$181,818	$53,585	$221,989	$849,210
Charge-offs	(129,283)	(277,461)	(224,853)	(63,004)	(182,360)	(876,961)
Recoveries	7,594	10,790	16,244	797	9,240	44,665
Provision	206,444	272,471	241,879	132,518	26,688	880,000

Balance as of December 31, 2009 (a)(b)	276,648	205,725	215,088	123,896	75,557	896,914

Allowance – individually evaluated for impairment	18,048	2,746	5,997	3,996	857	31,644
Allowance – collectively evaluated for impairment	258,600	202,979	209,091	119,900	74,700	865,270
Loans, net of unearned as of December 31, 2009:
Individually evaluated for impairment	103,616	405,458	25,766	26,229	3,098	564,167
Collectively evaluated for impairment	7,046,168	2,008,492	6,905,668	1,059,439	539,950	17,559,717

Total loans, net of unearned (a)(b)	$7,149,784	$2,413,950	$6,931,434	$1,085,668	$543,048	$18,123,884

Balance as of January 1, 2010	$276,648	$205,725	$215,088	$123,896	$75,557	$896,914
Adjustment due to amendments of ASC 810	-	-	16,106	8,472	-	24,578
Charge-offs	(97,272)	(127,323)	(233,269)	(71,113)	(47,564)	(576,541)
Recoveries	11,630	13,030	16,300	1,658	7,230	49,848
Provision	48,463	63,653	178,125	2,096	(22,337)	270,000

Balance as of December 31, 2010 (a)(b)	239,469	155,085	192,350	65,009	12,886	664,799

Allowance – individually evaluated for impairment	61,327	17,395	19,691	16,678	267	115,358
Allowance – collectively evaluated for impairment	178,142	137,690	172,659	48,331	12,619	549,441
Loans, net of unearned as of December 31, 2010:
Individually evaluated for impairment	213,405	242,143	69,775	96,765	764	622,852
Collectively evaluated for impairment	7,124,750	1,428,381	6,249,637	1,045,792	311,160	16,159,720

Total loans, net of unearned (a)(b)	$7,338,155	$1,670,524	$6,319,412	$1,142,557	$311,924	$16,782,572

Balance as of January 1, 2011	$239,469	$155,085	$192,350	$65,009	$12,886	$664,799
Charge-offs	(76,728)	(41,147)	(164,922)	(75,218)	(19,253)	(377,268)
Recoveries	16,562	11,047	16,019	5,375	3,817	52,820
Provision	(48,890)	(69,399)	121,630	31,028	9,631	44,000

Balance as of December 31, 2011 (a)(b)	130,413	55,586	165,077	26,194	7,081	384,351

Allowance – individually evaluated for impairment	28,973	8,214	44,606	6,015	333	88,141
Allowance – collectively evaluated for impairment	101,440	47,372	120,471	20,179	6,748	296,210
Loans, net of unearned as of December 31, 2011:
Individually evaluated for impairment	170,124	115,319	120,127	73,064	1,117	479,751
Collectively evaluated for impairment	7,844,803	1,263,091	5,771,419	755,129	282,934	15,917,376

Total loans, net of unearned (a)(b)	$8,014,927	$1,378,410	$5,891,546	$828,193	$284,051	$16,397,127

(a)

Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.

(b)

Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.

Impaired Loans

The average balance of impaired loans was $551.3 million for 2011, $593.5 million for 2010, and $532.2 million for 2009. Interest income of approximately $7 million for 2011, $4 million for 2010 and $1 million for 2009 was recognized during the periods related to such impaired loans.

The following tables provide information by class related to individually impaired loans. Recorded investment is defined as the amount of the investment in a loan, before valuation allowance but which does reflect any direct write-down of the investment.

(Dollars in thousands)	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

Impaired loans with no related allowance recorded:
Commercial:
General C&I	$78,804	$119,974	$-	$61,631	$1,099
TRUPs	43,177	47,000	-	34,292	-
Income CRE	67,653	122,183	-	87,771	821
Residential CRE	24,290	43,544	-	41,846	507

Total	$213,924	$332,701	$-	$225,540	$2,427

Impaired loans with related allowance recorded:
Commercial:
General C&I	$16,528	$20,778	$5,148	$66,401	$210
TRUPs	31,616	33,700	23,825	29,441	-
Income CRE	2,222	2,222	243	18,381	41
Residential CRE	21,153	21,153	7,971	30,733	-

Total	$71,519	$77,853	$37,187	$144,956	$251

Retail:
HELOC	$49,919	$49,919	$21,548	$37,647	$885
R/E Installment loans	70,208	70,208	23,058	57,304	987
Permanent mortgage	73,064	73,064	6,015	84,915	1,933
Credit card & other	1,117	1,117	333	941	48

Total	$194,308	$194,308	$50,954	$180,807	$3,853

Total commercial	$285,443	$410,554	$37,187	$370,496	$2,678

Total retail	$194,308	$194,308	$50,954	$180,807	$3,853

Total impaired loans	$479,751	$604,862	$88,141	$551,303	$6,531

(Dollars in thousands)	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance

Impaired loans with no related allowance recorded:
Commercial:
General C&I	$44,459	$65,929	$-
TRUPs	25,406	28,000	-
Income CRE	107,888	176,650	-
Residential CRE	59,402	127,126	-

Total	$237,155	$397,705	$-

Impaired loans with related allowance recorded:
Commercial:
General C&I	$116,275	$117,644	$34,061
TRUPs	27,266	30,000	27,266
Income CRE	34,540	36,974	8,821
Residential CRE	40,313	44,091	8,574

Total	$218,394	$228,709	$78,722

Retail:
HELOC	$25,375	$25,375	$7,161
R/E Installment loans	44,399	44,399	12,530
Permanent mortgage	96,765	96,765	16,679
OTC, credit card, & other	764	764	266

Total	$167,303	$167,303	$36,636

Total commercial	$455,549	$626,414	$78,722

Total retail	$167,303	$167,303	$36,636

Total impaired loans	$622,852	$793,717	$115,358

Asset Quality Indicators

As previously discussed, FHN employs a dual grade commercial risk grading methodology to assign an estimate for PD and the LGD for each commercial loan, factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are "pass" grades. Prior to second quarter 2011, all loans with an assigned PD grade of "12" which is the lowest pass grade were included on the Watch List. In second quarter 2011, FHN implemented an enhanced process for determining which loans warrant additional oversight and monitoring. The identification of Watch List loans is now determined by the appropriate relationship team and is generally driven by specific events that may impact borrowers, rather than being driven solely by the assigned PD grade. This process enhancement did not have a material impact on the allowance for loan and lease losses. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed no less frequently than annually or whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. LGD grades are assigned based on a scale of 1-12 and represent FHN's expected recovery based on collateral type in the event a loan defaults.

The following tables provide the balances of commercial loan portfolio classes, disaggregated by PD grade as of December 31, 2011 and 2010:

(Dollars in millions)	2011
	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Allowance for Loan Losses

PD Grade:
1	$172	$-	$-	$-	$-	$172	$-
2	156	-	-	3	-	159	-
3	162	-	-	20	-	182	-
4	221	-	-	7	-	228	1
5	385	-	-	25	-	410	1
6	892	157	-	115	4	1,168	5
7	892	664	-	175	6	1,737	9
8	979	391	-	144	1	1,515	15
9	634	155	-	152	3	944	15
10	477	27	-	108	1	613	11
11	432	-	-	123	2	557	14
12	157	-	-	15	4	176	5
13	264	-	334	75	8	681	15
14,15,16	290	-	4	225	47	566	58

Total loans collectively evaluated for impairment	6,113	1,394	338	1,187	76	9,108	$149
Total loans individually evaluated for impairment	95	-	75	70	45	285	37

Total commercial loans	$6,208	$1,394	$413	$1,257	$121	$9,393	$186

(Dollars in millions)	2010
	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Allowance for Loan Losses

PD Grade:
1	$86	$-	$-	$-	$-	$86	$-
2	87	-	-	4	-	91	-
3	143	-	-	16	-	159	1
4	199	-	-	8	-	207	2
5	360	-	-	24	1	385	5
6	666	88	-	53	-	807	6
7	855	214	-	96	5	1,170	11
8	997	387	-	151	5	1,540	18
9	491	112	-	146	3	752	15
10	463	12	-	82	4	561	11
11	493	-	-	113	3	609	20
12	246	2	-	30	7	285	12
13	422	-	276	167	14	879	51
14,15,16	423	2	101	375	121	1,022	164

Total loans collectively evaluated for impairment	5,931	817	377	1,265	163	8,553	316
Total loans individually evaluated for impairment	161	-	53	142	100	456	79

Total commercial loans	$6,092	$817	$430	$1,407	$263	$9,009	$395

(a)

Balances as of December 31, 2011 and 2010 presented net of $34.2 million and $35.6 million respectively lower of cost or market ("LOCOM") valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13". Portfolio reserve estimate considers recent financial performance of individual borrowers and other factors.

The retail portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of retail loan-types, FHN is able to utilize the Fair Isaac Corporation ("FICO") score, among other attributes, to assess the quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are also indicators of other retail portfolio asset quality.

The following tables reflect period-end balances and various asset quality indicators by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2011.

HELOC (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$182	75.6%	723	15.2%	40.3%	22.9%	719
2003	273	76.1%	733	23.8%	26.6%	16.8%	726
2004	588	79.7%	728	31.7%	17.4%	19.6%	720
2005	732	79.5%	734	15.9%	16.6%	12.0%	722
2006	544	76.8%	741	6.6%	22.9%	13.8%	726
2007	566	77.5%	746	13.6%	28.8%	15.0%	732
2008	293	74.0%	755	8.7%	69.9%	37.2%	749
2009	179	71.6%	754	0.0%	86.6%	45.4%	755
2010	174	72.9%	755	0.0%	94.6%	45.2%	757
2011	159	71.1%	760	0.0%	92.6%	51.5%	758

Total	$3,690	76.9%	740	14.5%	36.0%	21.7%	731

(a)	Includes $600.2 million of restricted loan balances.

R/E Installment Loans (Dollars in millions)	Period End Balance	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$56	77.8%	689	18.3%	62.1%	66.2%	687
2003	163	72.5%	722	3.0%	43.6%	77.5%	732
2004	97	74.1%	710	7.9%	49.6%	72.8%	708
2005	272	83.3%	720	26.3%	20.4%	27.5%	714
2006	295	79.4%	721	4.7%	23.5%	24.2%	706
2007	415	82.5%	730	16.1%	23.5%	24.7%	714
2008	153	77.9%	734	6.2%	77.6%	78.5%	729
2009	94	72.7%	751	0.0%	90.1%	82.7%	751
2010	196	85.8%	747	0.0%	88.8%	97.9%	753
2011	461	78.9%	760	0.0%	88.5%	97.5%	759

Total	$2,202	79.8%	734	8.4%	52.7%	60.0%	729

Permanent Mortgage (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2004	$170	64.8%	726	48.7%	10.0%	96.9%	739
2004	12	78.2%	719	17.8%	15.0%	100.0%	690
2005	63	74.4%	740	37.3%	2.6%	100.0%	733
2006	115	71.5%	735	37.9%	1.4%	100.0%	710
2007	314	71.0%	734	55.5%	1.2%	100.0%	706
2008	154	73.9%	742	50.1%	0.4%	99.9%	718

Total	$828	70.9%	734	48.7%	3.1%	99.4%	717

(a)	Includes $40.6 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.

The following tables reflect period-end balances and various asset quality indicators by origination vintage for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2010:

HELOC (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$230	75.5%	724	14.2%	42.3%	22.7%	723
2003	321	76.3%	733	24.4%	25.7%	15.4%	730
2004	690	79.5%	729	31.8%	17.3%	18.8%	722
2005	855	79.5%	735	16.5%	17.0%	11.7%	722
2006	630	76.8%	742	7.0%	24.4%	13.6%	730
2007	630	77.5%	746	13.8%	28.9%	14.3%	734
2008	323	74.1%	755	8.8%	69.7%	36.8%	753
2009	205	71.8%	756	0.0%	86.6%	45.3%	759
2010	199	73.0%	758	0.0%	94.9%	46.5%	757

Total	$4,083	77.2%	740	15.4%	33.6%	19.9%	732

(a)	Includes $701.8 million of restricted loan balances.

R/E Installment Loans (Dollars in millions)	Period End Balance	Origination Characteristics					Avg Refreshed FICO
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2003	$83	77.2%	697	17.7%	62.3%	67.2%	727
2003	222	72.4%	726	3.1%	44.4%	77.5%	731
2004	128	73.6%	714	7.2%	51.4%	71.5%	724
2005	343	82.5%	722	25.7%	21.7%	27.8%	721
2006	378	78.3%	723	4.7%	25.5%	25.6%	728
2007	520	81.1%	732	15.7%	24.2%	24.3%	734
2008	211	76.8%	740	5.6%	78.7%	78.3%	751
2009	134	71.1%	753	0.0%	89.6%	82.6%	760
2010	217	82.1%	748	0.0%	89.2%	96.5%	751

Total	$2,236	78.3%	729	10.3%	44.4%	50.2%	732

Permanent Mortgage (Dollars in millions)	Period End Balance (a)	Origination Characteristics					Avg Refreshed FICO (b)
		Avg orig CLTV	Avg orig FICO	% Broker	% TN	% 1st Lien
Origination Vintage

pre-2004	$190	67.8%	727	48.2%	9.6%	99.6%	N/A
2004	15	82.0%	725	19.2%	25.7%	100.0%	N/A
2005	81	79.8%	742	34.3%	5.4%	98.3%	N/A
2006	154	79.2%	734	41.1%	2.1%	97.0%	N/A
2007	447	79.1%	732	56.1%	1.0%	95.6%	N/A
2008	256	79.9%	737	55.7%	0.8%	100.0%	N/A

Total	$1,143	77.6%	733	50.7%	3.1%	97.7%	N/A

(a)	Includes $55.7 million of restricted loan balances and first lien mortgages recognized through the exercise of cleanup calls for certain proprietary first lien securitization trusts.

(b)	Refreshed FICO scores were not obtained prior to first quarter 2011.

The following table reflects accruing delinquency amounts for the credit card and other portfolio classes.

(Dollars in millions)	Credit Card		Other
	2011	2010	2011	2010

Accruing delinquent balances:
30-89 days past due	$1.9	$1.9	$0.4	$0.8
90+ days past due	1.4	1.6	0.1	0.2

Total	$3.3	$3.5	$0.5	$1.0

Nonaccrual and Past Due Loans

For all portfolio segments and classes, loans are placed on nonaccrual status if it becomes evident that full collection of principal and interest is at risk, impairment has been recognized as a partial charge-off of principal balance, or on a case-by-case basis if FHN continues to receive principal and interest payments, but there are atypical loan structures or other borrower-specific issues. FHN does have a meaningful portion of loans that are classified as nonaccrual but where it continues to receive payments.

The following table reflects accruing and non-accruing loans by class on December 31, 2011:

(Dollars in thousands)	Accruing				Non-Accruing				Total Loans
	Current	30-89 Days Past Due	90 + Days Past Due	Total Accruing	Current	30-89 Days Past Due	90 + Days Past Due	Total Non- Accruing

Commercial (C&I):
General C&I	$6,109,009	$11,576	$234	$6,120,819	$42,396	$12,938	$31,611	$86,945	$6,207,764
Loans to mortgage companies	1,393,659	40	-	1,393,699	-	-	491	491	1,394,190
TRUPS (a)	338,180	-	-	338,180	-	-	74,793	74,793	412,973

Total commercial (C&I)	7,840,848	11,616	234	7,852,698	42,396	12,938	106,895	162,229	8,014,927

Commercial real estate:
Income CRE	1,178,708	9,610	-	1,188,318	20,272	2,125	46,782	69,179	1,257,497
Residential CRE	74,252	875	-	75,127	25,149	7,359	13,278	45,786	120,913

Total commercial real estate	1,252,960	10,485	-	1,263,445	45,421	9,484	60,060	114,965	1,378,410

Consumer real estate:
HELOC (b)	3,598,926	44,728	25,978	3,669,632	10,446	1,079	8,878	20,403	3,690,035
R/E installment loans	2,145,181	26,310	11,647	2,183,138	11,781	1,358	5,234	18,373	2,201,511

Total consumer real estate	5,744,107	71,038	37,625	5,852,770	22,227	2,437	14,112	38,776	5,891,546

Permanent mortgage (b)	764,388	15,401	12,415	792,204	15,066	342	20,581	35,989	828,193

Credit card & other
Credit card	188,702	1,868	1,422	191,992	-	-	-	-	191,992
Other	89,433	405	80	89,918	5	-	2,136	2,141	92,059

Total credit card & other	278,135	2,273	1,502	281,910	5	-	2,136	2,141	284,051

Total loans, net of unearned	$15,880,438	$110,813	$51,776	$16,043,027	$125,115	$25,201	$203,784	$354,100	$16,397,127

(a)	Includes LOCOM valuation allowance of $34.2 million.

(b)	Includes restricted loans.

The following table reflects accruing and non-accruing loans by class on December 31, 2010:

(Dollars in thousands)	Accruing				Non-Accruing				Total Loans
	Current	30-89 Days Past Due	90 + Days Past Due	Total Accruing	Current	30-89 Days Past Due	90 + Days Past Due	Total Non- Accruing

Commercial (C&I):
General C&I	$5,905,087	$26,508	$182	$5,931,777	$89,307	$18,154	$52,263	$159,724	$6,091,501
Loans to mortgage companies	815,529	-	-	815,529	-	-	1,597	1,597	817,126
TRUPS (a)	376,856	-	-	376,856	-	-	52,672	52,672	429,528

Total commercial (C&I)	7,097,472	26,508	182	7,124,162	89,307	18,154	106,532	213,993	7,338,155

Commercial real estate:
Income CRE	1,248,209	16,915	-	1,265,124	32,248	3,516	105,758	141,522	1,406,646
Residential CRE	144,524	8,409	-	152,933	26,095	3,283	81,567	110,945	263,878

Total commercial real estate	1,392,733	25,324	-	1,418,057	58,343	6,799	187,325	252,467	1,670,524

Consumer real estate:
HELOC (b)	3,980,830	55,122	32,717	4,068,669	8,461	563	5,349	14,373	4,083,042
R/E installment loans	2,164,544	35,528	15,220	2,215,292	13,631	1,287	6,160	21,078	2,236,370

Total consumer real estate	6,145,374	90,650	47,937	6,283,961	22,092	1,850	11,509	35,451	6,319,412

Permanent mortgage (b)	959,431	28,041	29,367	1,016,839	15,088	9,814	100,816	125,718	1,142,557

Credit card & other
Credit card	188,921	1,912	1,604	192,437	-	-	-	-	192,437
Other	99,259	798	154	100,211	-	-	19,276	19,276	119,487

Total credit card & other	288,180	2,710	1,758	292,648	-	-	19,276	19,276	311,924

Total loans, net of unearned	$15,883,190	$173,233	$79,244	$16,135,667	$184,830	$36,617	$425,458	$646,905	$16,782,572

(a)	Includes LOCOM valuation allowance of $35.6 million.

(b)	Includes restricted loans.

Troubled Debt Restructurings

As part of FHN's ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately. FHN considers regulatory guidelines when restructuring loans to ensure that prudent lending practices are followed. As such, qualification criteria and payment terms consider the borrower's current and prospective ability to comply with the modified terms of the loan.

A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower's financial situation are assessed when determining whether they are experiencing financial difficulty, particularly as it relates to commercial borrowers due to the complex nature of loan structures, business/industry risk, and borrower/guarantor structures. Concessions could include reductions of interest rates, extension of the maturity date at a rate lower than current market rate for a new loan with similar risk, reduction of accrued interest, or principal forgiveness. When evaluating whether a concession has been granted, FHN also considers whether the borrower has provided additional collateral or guarantors and whether such additions adequately compensate FHN for the restructured terms. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty and whether a concession has been granted is subjective in nature and management's judgment is required when determining whether a modification is classified as a TDR.

Although each occurrence is unique to the borrower and is evaluated separately, for all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 3 to 6 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor, or entering into short sale agreements. FHN's proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as Home Affordable Modification Programs ("HAMP"). Within the HELOC, R/E installment loans, and permanent mortgage classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt ratio. Contractual maturities may be extended up to 40 years on permanent mortgages and up to 20 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance. On December 31, 2011 and 2010, FHN had loans classified as TDRs of $284.2 million and $282.8 million, respectively. Additionally, FHN had restructured $98.0 million and $56.0 million of loans held for sale as of December 31, 2011 and 2010, respectively. For restructured loans in the portfolio, FHN had loan loss reserves of $52.7 million, or 19 percent of the recorded investment amount, as of December 31, 2011. On December 31, 2011 and 2010, there were no significant outstanding commitments to advance additional funds to customers whose loans had been restructured.

The following table reflects modifications of portfolio loans occurring during the year ending December 31, 2011 that have been classified as TDRs:

(Dollars in thousands)	2011
	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial (C&I):
General C&I	18	$15,960	$15,524
Loans to Mortgage Companies	-	-	-
TRUPS	-	-	-

Total commercial (C&I)	18	15,960	15,524

Commercial real estate:
Income CRE	13	13,630	13,155
Residential CRE	6	2,257	2,735

Total commercial real estate	19	15,887	15,890

Consumer real estate:
HELOC	169	21,093	20,992
R/E installment loans	147	21,044	21,249

Total consumer real estate	316	42,137	42,241

Permanent mortgage	129	79,776	82,633

Credit card & other:
Credit card	102	451	590
Other	-	-	-

Total credit card & other	102	451	590

Total troubled debt restructurings	584	$154,211	$156,878

Financing receivables modified as TDRs within the previous 12 months and for which there was a payment default during the period are calculated by first identifying TDRs that defaulted during the period and then determining whether they were modified within the 12 months prior to the default.

The following table reflects TDRs within the previous 12 months for which there was a payment default during the year ending December 31, 2011. For purposes of this disclosure, FHN defines payment default as generally 30 plus days past due.

(Dollars in thousands)	2011
	Number	Recorded Investment

Commercial (C&I):
General C&I	43	$31,663
Loans to Mortgage Companies	-	-
TRUPS	-	-

Total commercial (C&I)	43	31,663

Commercial real estate:
Income CRE	24	26,563
Residential CRE	15	18,512

Total commercial real estate	39	45,075

Consumer real estate:
HELOC	35	6,041
R/E installment loans	26	2,421

Total consumer real estate	61	8,462

Permanent mortgage	37	37,976

Credit card & other:
Credit card	51	3,842
Other	-	-

Total credit card & other	51	3,842

Total troubled debt restructurings	231	$127,018

The determination of whether a TDR is placed on nonaccrual status generally follows the same internal policies and procedures as other portfolio loans. However, FHN will typically place a consumer loan on nonaccrual status if it is 30 or more days delinquent upon modification into a TDR. For commercial loans, nonaccrual TDRs that are reasonably assured of repayment according to their modified terms may be returned to accrual status by FHN upon a detailed credit evaluation of the borrower's financial condition and prospects for repayment under the revised terms. For consumer loans, FHN's evaluation supporting the decision to return a modified loan to accrual status includes consideration of the borrower's sustained historical repayment performance for a reasonable period prior to the date on which the loan is returned to accrual status, which is generally a minimum of six months. FHN may also consider a borrower's sustained historical repayment performance for a reasonable time prior to the restructuring in assessing whether the borrower can meet the restructured terms, as it may indicate that the borrower is capable of servicing the level of debt under the modified terms. Otherwise, FHN will continue to classify restructured loans as nonaccrual. Consistent with regulatory guidance, upon sustained performance and classification as a TDR over FHN's year-end, the loan will be removed from TDR status as long as the modified terms were market-based at the time of modification.